Advances for Vessel Under Construction and Other Vessels' Costs (Details) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) Payment Vessel t	Dec. 31, 2023 USD ($) Vessel Payment Contract	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Number of shipbuilding contracts entered into | Contract		3
Number of product/crude oil tankers being constructed | Vessel	3	3
Advances for vessels under construction and other vessel costs		$ 11,303	$ 0	$ 0
Shipbuilding Contracts for Construction of Product/Crude Oil Tankers [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Interest expense capitalized		540
Costs capitalized		1,275
Advances for vessels under construction and other vessel costs		$ 11,303	$ 0
Shipbuilding Contracts for Construction of Product/Crude Oil Tankers [Member] | Hull 1515 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t	114,000
Gross contract price	$ 63,250
Number of installment payments to be paid | Payment	5	5
Shipbuilding Contracts for Construction of Product/Crude Oil Tankers [Member] | Hull 1596 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t	114,000
Gross contract price	$ 64,845
Number of installment payments to be paid | Payment	5	5
Shipbuilding Contracts for Construction of Product/Crude Oil Tankers [Member] | Hull 1597 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t	114,000
Gross contract price	$ 64,845
Number of installment payments to be paid | Payment	5	5
First Installment Payment [Member] | Hull 1515 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment made		$ 9,488